Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Accounting Policies [Line Items]
Cash, FDIC insured amount	$ 250,000
Cash balance in excess of amount covered by Federal Deposit Insurance Corporation	$ 6,400,000
Black-Scholes Option Pricing Model [Member]
Accounting Policies [Line Items]
Volatility rate	113.16%
Risk-free interest rate	1.14%
Weighted average expected life (in years)	6 years
Dividend yield	0.00%